UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2011

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        4101 Cox Road, Suite 110
                Glen Allen, Virginia 23060

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 270-4000

Signature, Place, and Date of Signing:
Pamela Simms        Glen Allen, Virginia     January 31, 2012
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $186,642 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


12/31/2011
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










A T & T Inc.
Common
00206R102
255,377
8,445
x
ALL
8,445

0
Abbott Laboratories
Common
002824100
2,961,297
52,664
x
ALL
50,539

2,125
AFLAC Incorporated
Common
001055102
7,164,072
165,605
x
ALL
161,585

4,020
Altria Group, Inc.
Common
02209S103
525,663
17,729
x
ALL
17,729

0
Analog Devices, Inc.
Common
032654105
5,353,940
149,635
x
ALL
144,465

5,170
Applied Materials, Inc.
Common
038222105
4,194,668
391,659
x
ALL
381,719

9,940
BB&T Corporation
Common
054937107
201,360
8,000
x
ALL
8,000

0
Charles Schwab Corp
Common
808513105
2,493,556
221,453
x
ALL
218,113

3,340
Chevron Corporation
Common
166764100
2,824,814
26,549
x
ALL
25,099

1,450
Dominion Resources, Inc.
Common
25746U109
391,093
7,368
x
ALL
7,368

0
Eaton Vance Corp.
Common
278265103
4,427,123
187,273
x
ALL
183,343

3,930
Exxon Mobil Corporation
Common
30231G102
1,528,562
18,034
x
ALL
16,034

2,000
Gilead Sciences, Inc.
Common
375558103
4,639,620
113,355
x
ALL
108,725

4,630
Google Inc.
Common
38259P508
3,857,961
5,973
x
ALL
5,725

248
Houston Wire & Cable
Common
44244K109
5,952,850
430,742
x
ALL
417,692

13,050
Illinois Tool Works Inc
Common
452308109
2,615,433
55,993
x
ALL
54,693

1,300
Intel Corporation
Common
458140100
5,546,703
228,730
x
ALL
222,680

6,050
Intuitive Surgical, Inc.
Common
46120E602
3,273,481
7,070
x
ALL
6,880

190
Itron, Inc.
Common
465741106
2,073,229
57,960
x
ALL
54,090

3,870
Johnson & Johnson
Common
478160104
880,280
13,423
x
ALL
13,423

0
KEMET Corporation
Common
488360207
234,998
33,333
x
ALL
33,333

0
Linear Technology Corp
Common
535678106
2,599,697
86,570
x
ALL
82,470

4,100
Mastercard Incorporated
Common
57636Q104
5,070,426
13,600
x
ALL
13,195

405
Medtronic, Inc.
Common
585055106
2,835,090
74,120
x
ALL
71,920

2,200










Page Total


71,901,292





















12/31/2011
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Meredith Corporation
Common
589433101
5,168,332
158,295
x
ALL
153,555

4,740
Microsoft Corporation
Common
594918104
6,559,054
252,660
x
ALL
244,895

7,765
Molex Incorporated Cl A
Common
608554200
4,684,794
236,845
x
ALL
226,955

9,890
New York Cmmnty Bncrp, In
Common
649445103
3,014,878
243,725
x
ALL
234,800

8,925
Newmont Mining Corp
Common
651639106
6,410,268
106,820
x
ALL
102,950

3,870
Noble Corporation
Common
H5833N103
5,515,150
182,500
x
ALL
177,355

5,145
Oracle Corporation
Common
68389X105
4,371,940
170,446
x
ALL
165,856

4,590
Paychex, Inc.
Common
704326107
7,364,947
244,601
x
ALL
234,611

9,990
PepsiCo, Inc.
Common
713448108
3,162,573
47,665
x
ALL
46,115

1,550
Philip Morris Intl
Common
718172109
7,245,352
92,321
x
ALL
90,021

2,300
Portfolio Rcvry Assocs
Common
73640Q105
2,329,440
34,500
x
ALL
33,315

1,185
Principal Fncl Group, Inc
Common
74251V102
5,438,716
221,086
x
ALL
211,456

9,630
Prudential Fncl, Inc.
Common
744320102
4,748,970
94,752
x
ALL
90,992

3,760
Qualcomm Inc.
Common
747525103
6,600,914
120,675
x
ALL
116,580

4,095
Rocky Mtn Chocolate Facto
Common
774678403
976,498
114,344
x
ALL
110,244

4,100
SeaDrill Limited
Common
G7945E105
6,757,173
203,652
x
ALL
196,707

6,945
Sirona Dntl Systms, Inc.
Common
82966C103
1,755,655
39,865
x
ALL
39,185

680
Sovran Self Storage, Inc.
Common
84610H108
2,361,785
55,350
x
ALL
53,700

1,650
SPDR Barclays Cap Short
ETF
78464A474
215,287
7,150
x
ALL
7,150

0
Teva Pharm Inds Ltd ADR F
Common
881624209
6,177,502
153,060
x
ALL
149,630

3,430
Tower Group Inc
Common
891777104
1,436,205
71,205
x
ALL
70,005

1,200
Transocean Ltd.
Common
H8817H100
2,923,207
76,145
x
ALL
74,565

1,580
Urban Outfitters, Inc.
Common
917047102
2,807,813
101,880
x
ALL
96,680

5,200
Valley National Bancorp
Common
919794107
2,585,441
209,009
x
ALL
202,339

6,670










Page Total


100,611,891


























12/31/2011
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Varian Mdcal Systms, Inc.
Common
92220P105
3,273,930
48,770
x
ALL
46,869

1,901
VG Dvdend Achievers Fund
ETF
921908844
229,530
4,200
x
ALL
4,200

0
VG Large-Cap Growth Fund
ETF
922908736
375,377
6,078
x
ALL
6,078

0
VG Short-Term Corp Bond
ETF
92206C409
443,802
5,700
x
ALL
5,700

0
Vodafone Group Plc Adr
Common
92857W209
4,219,272
150,527
x
ALL
146,277

4,250
Western Union
Common
959802109
5,586,989
305,969
x
ALL
297,369

8,600










Page Total


14,128,900
















Grand Total


186,642,083



































































